UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AFLAC INCORPORATED

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 4/24/2014	Meeting Date: 5/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors	For	Issuer	For	With
2	Consider the Non-Binding Advisory Proposal: Resolved, that the shareholders approve the compensation of teh Company's Named Executive Officers, pursuant to the Compensation Disclosure Rules of the Securities and Exchange Commission, Including as Disclosed the Compensation Discussion and Analysis, Executive Compensation Tables and Accompanying Narrative Discussion in the Proxy Statement	For	Issuer	For	With
3	To Consider and Act Upon the Ratification of the Appointment of KPMG LLP as Independent Registered Public Accounting Firm of the Company for the Year Ending December 31, 2014	For	Issuer	For	With

ALLIANCE FIBER OPTICS PRODUCTS, INC.

Ticker Symbol:AFOP	Cusip Number:018680306
Record Date: 5/12/2014	Meeting Date: 5/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director	For	Issuer	For	With
2	Approve, on a non-binding advisory basis, of an advisory stockholder vote on the compensation of the company's named executive officers	For	Issuer	For	With
3	Frequency, on a non-binding advisory basis, of an advisory stockholder vote on the compensation of the company's named executive officers	For	Issuer	For	With
4	Ratify the appointment of Marcum LLP as the company's independent registered public accountant for 2014	For	Issuer	For	With

ALTRIA GROUP, INC.

Ticker Symbol:MO	Cusip Number:718154107
Record Date: 5/7/2014	Meeting Date: 5/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Advisory Vote to Approve the Compensation of the Company's Named Executive Officers	For	Issuer	For	With
4	Preparation of health effect and cessation materials for poor and less formally educated tobacco customers	Against	Stockholder	Against	With
5	Disclosure of Lobbying Policies and Practices	Against	Stockholder	Against	With

ANADARKO PETROLEUM CORPORATION

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 5/6/2014	Meeting Date: 5/13/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of KPMG LLP as Independent Auditor	For	Issuer	For	With
3	Advisory Vote to Approve Named Executive Officer Compensation	For	Issuer	For	With
4	Report on political contributions	Against	Stockholder	Against	With
5	Report on climate change risk	Against	Stockholder	Against	With

ASML HOLDINGS N.V.

Ticker Symbol:ASML	Cusip Number:N07059210
Record Date: 4/16/2014	Meeting Date: 4/23/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Approve the Number of Performance Shares for the Board of Management Over the Fiscal Year 2015 and Authorization of the Board of Management to Issue These Performance Shares	For	Issuer	For	With
11	Approve the Number of Stock Options, Respectively Shares, for Employees and Authorization of the Board of Management to Issue the Stock Options, Respectively Shares	For	Issuer	For	With
13	Election of Directors	For	Issuer	For	With
15	Proposal to adjust the remuneration of the Supervisory Board	For	Issuer	For	With
16	Reappoint the External Auditor for the Reporting Year 2015	For	Issuer	For	With
17A	Authorize Board of Management to Issue Shares, Which Authorization is Limited to 5% of the Issued Capital	For	Issuer	For	With
17B	Authorize Board of Management to Restrict or Exclude the Preemption Rights Accruing to Shareholders in Connection with Agenda Item 17A	For	Issuer	For	With
17C	Authorize the Board of Management to Issue Shares, for an Additional 5% of the Issued Capital, Only to be Used in Connection with Mergers, Acquisitions, and/or Alliances	For	Issuer	For	With
17D	Authorize the Board of Management to Restrict or Exclude the Preemption Rights Accruing to Shareholders in Connections with Agenda Item 17C	For	Issuer	For	With
18A	Authorize Board of Management to acquire shares in the company's share capital up to 10% of the issued share capital	For	Issuer	For	With
18B	Authorize the Board of Management to acquire additional shares in the company's share capital up to 10% of the issue share capital, under the condition that the shares acquired under item 18A have been cancelled and the number of shares held by the company shall not exceed 10% of the issued share capital	For	Issuer	For	With
19	Proposal to cancel ordinary shares	For	Issuer	For	With
4	Adopt the Financial Statements for the Financial Year 2013, in Accordance with Dutch Law	For	Issuer	For	With
5	Discharge the Members of the Board of management from Liability for Their Responsibilities in the FY2013	For	Issuer	For	With
6	Discharge the Members of the Supervisory Board from Liability for Their Responsibilities in the FY13	For	Issuer	For	With
8	Adopt a Dividend of EUR 0.61 Per Ordinary Share of EUR 0.09	For	Issuer	For	With
9	Adopt the Revised Remuneration Policy for the Board of Management ASML Holding N.V.	For	Issuer	For	With

BIO-REFERENCE LABORATORIES, INC.

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/5/2013	Meeting Date: 7/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Resolved, that the Stockholders of the Company Approve, on an Advisory Basis, the Compensation Paid to the Company's Three Named Executive Officers, as Disclosed in the Company's Proxy Statement Relating to the 2013 Annual Meeting of Stockholders	For	Issuer	For	With

CARRIZO OIL AND GAS, INC.

Ticker Symbol:CRZO	Cusip Number:144577103
Record Date: 5/6/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve, on a non-binding basis, the compensation of the company's named executive officers	For	Issuer	For	With
3	Approve the amendment and restatement of the incentive plan to authorize 3,577,500 additional shares for issuance, to affirm as modified the material terms of the performance goals and to make other changes to the incentive plan	For	Issuer	For	With
4	To ratify the appointment of KPMG LLP as the company's registered public accounting firm for the fiscal year ending December 31, 2014	For	Issuer	For	With

CATALYST PHARMACEUTICAL PARTNERS, INC.

Ticker Symbol:CPRX	Cusip Number:14888U101
Record Date: 5/8/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors	For	Issuer	For	With
2	2014 Stock Incentive Plan	For	Issuer	For	With
3	To Ratify the Selection of Grant Thornton LLP as Our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2014	For	Issuer	For	With
4	To Transact Such Other Business as May Properly Come Before the Meeting	For	Issuer	For	With

CELGENE

Ticker Symbol:CELG	Cusip Number:151020104
Record Date: 6/11/2014	Meeting Date: 6/18/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	Issuer	For	With
3	Amendment of the Company's Certificate of Incorporation to increase the authorized number of shares of common stock and to effect a stock split	For	Issuer	For	With
4	Amendment of the Company's 2008 Stock Incentive Plan	For	Issuer	For	With
5	Executive compensation of the Company's named executives	For	Issuer	For	With
6	Stockholder proposal described in more detail in the proxy statement	Against	Stockholder	Against	With

HELEN OF TROY LIMITED

Ticker Symbol:HELE	Cusip Number:G4388N106
Record Date: 5/7/2013	Meeting Date: 8/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory Vote to Approve the Company's Executive Compensation	For	Issuer	For	With
3	To Appoint Grant Thornton LLP as the Company's Auditor and Independent Registered Public Accounting Firm to Serve for the 2014 Fiscal Year and to Authorize the Audit Committee of the Board of Directors to Set the Auditor's Remuneration	For	Issuer	For	With

MATTSON TECHNOLOGY, INC.

Ticker Symbol:MTSN	Cusip Number:577223100
Record Date: 5/13/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Vote on a Non-Binding, Advisory Resolution Approving Executive Compensation	For	Issuer	For	With
3	Vote on renewal of 1994 employee stock purchase plan term by ten years	For	Issuer	For	With
4	To Ratify Appointment of Armanino LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2014	For	Issuer	For	With

NANOMETRICS INCORPORATED

Ticker Symbol:NANO	Cusip Number:630077105
Record Date: 5/13/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve a Non-Binding Advisory Resolution Approving Nanometrics Executive Compensation as Disclosed in the Proxy Statement	For	Issuer	For	With
3	To Ratify the Appointment of PriceWaterhouseCoopers LLP as Nanometrics' Independent Registered Public Accounting Firm for the Fiscal Year Ending December 27, 2014	For	Issuer	For	With

NEONODE INC

Ticker Symbol:NEON	Cusip Number:64051M402
Record Date: 5/13/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve, on an Advisory Basis, the Compensation of the Company's Named Executive Officers	For	Issuer	For	With
3	To Ratify the Selection of KMJ Corbin and Company as the Independent Registered Public Accounting Firm of the Company for its Fiscal Year Ending December 31, 2014	For	Issuer	For	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 4/24/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the Appointment of KPMG LLP as Our Independent Registered Public Accountants for Fiscal Year 2014	For	Issuer	For	With
3	Advisory Resolution to Approve Executive Compensation	For	Issuer	For	With
4	Material terms of the performance goals of the PepsiCo, Inc. Executive Incentive Compensation Plan	For	Issuer	For	With
5	Political contributions	Against	Stockholder	Against	With
6	Executive retention of stock	Against	Stockholder	Against	With

PHILLIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 4/24/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Independent Auditors	For	Issuer	For	With
3	Advisory Resolution Approving Executive Compensation	For	Issuer	For	With
4	Lobbying	Against	Stockholder	Against	With
5	Animal testing	Against	Stockholder	Against	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 2/25/2014	Meeting Date: 3/4/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the Selection of Pricewaterhousecoopers LLP as Our Independent Public Accountants for Our Fiscal Year Ending September 28, 2014	For	Issuer	For	With
3	Advisory Approval of the Company's Executive Compensation	For	Issuer	For	With

RUDOLPH TECHNOLOGIES, INC.

Ticker Symbol:RTEC	Cusip Number:781270103
Record Date: 5/7/2014	Meeting Date: 5/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve, on an Advisory (Non-Binding) Basis, the Compensation of our Named Executive Officers as Disclosed in the Proxy Statement	For	Issuer	For	With
3	To Ratify the Appointment of Ernst & Young LLP as Our Independent Registered Public Accountants for the Year Ending December 31, 2014	For	Issuer	For	With

STIFEL FINANCIAL CORP.

Ticker Symbol:SF	Cusip Number:860630102
Record Date: 6/4/2014	Meeting Date: 6/11/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors	For	Issuer	For	With
2	Proposal to Approve an Advisory Resolution Relating to the Compensation of Our Named Executive Officers	For	Issuer	For	With
3	Ratify the Appointment of Ernst & Young LLP as Our Independent Public Accounting Firm for 2014	For	Issuer	For	With

TESLA MOTORS, INC

Ticker Symbol:TSLA	Cusip Number:88160R101
Record Date: 5/13/2014	Meeting Date: 6/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Non-binding advisory vote on the approval of executive compensation	For	Issuer	For	With
3	Approve an amendment and restatement of Tesla Motors, Inc. 2010 equity incentive plan	For	Issuer	For	With
4	To ratify the appointment of Pricewaterhousecoopers LLP as Tesla's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	Issuer	For	With
5	Supermajority stockholder voting provisions	Against	Stockholder	Against	With

VALEANT PHARMACEUTICALS INTERNATIONAL

Ticker Symbol:VRX	Cusip Number:91911K102
Record Date: 5/13/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	The Approval, in an Advisory Resolution, of the Compensation of our Named Executive Officers	For	Issuer	For	With
3	To Appoint Pricewaterhousecoopers LLP as the Auditors for the Company to Hold Office Until the Close of the 2015 Annual Meeting of Shareholders	For	Issuer	For	With
4	Approve the 2014 omnibus incentive plan and ratify and approve the grants of 320,033 share units and 180,000 options which were made subject to shareholder approval of the 2014 plan	For	Issuer	For	With

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 6/11/2014	Meeting Date: 6/25/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval, on advisory basis, of the company's executive compensation	For	Issuer	For	With
3	Approval of amendment and restatement of the company's 1995 stock plan, including an increase in the number of shares available for grant under the plan	For	Issuer	For	With
4	Ratification of the appointment of PricewaterhouseCooper LLP as the company's independent registered public accounting firm	For	Issuer	For	With
5	Approval of an amendment to the company's bylaws to provide shareholders with the right to call special meetings	For	Issuer	For	With
6	Regarding a board committee on human rights	Against	Stockholder	Against	With
7	Regarding lobbying disclosure	Against	Stockholder	Against	With
8	Regarding political contribution disclosure	Against	Stockholder	Against	With

YUM! BRANDS, INC.

Ticker Symbol:YUM	Cusip Number:988498101
Record Date: 4/24/2014	Meeting Date: 5/1/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Independent Auditors	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
4	Re-approval of Performance Measures of Yum! Brands, Inc. Long Term Incentive Plan	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Max Quinlin

* Max Quinlin

Chief Financial Officer

Date: August 19, 2014

*Print the name and title of each signing officer under his or her signature.